Income Taxes (Unrecognized Benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning, January 1	$ 18	$ 6
Increases due to tax positions related to current year	1	12
Balance, December 31	$ 19	$ 18